Intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,110,495	$ 5,109,212
Accumulated amortization	(1,060,702)	(830,553)
Net book value	4,049,793	4,278,659
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total cost	4,077,225	4,076,435
Order backlog
Finite-Lived Intangible Assets [Line Items]
Total cost	537,182	536,934
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Total cost	204,636	204,621
Patient database
Finite-Lived Intangible Assets [Line Items]
Total cost	170,342	170,238
Technology assets
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 121,110	$ 120,984